Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of reconciled to the statement of profit and loss
	June 30 2021 £’000	June 30 2020 £’000
Current income tax expense	(24)	—
Deferred tax credit relating to origination and reversal of temporary differences	7,350	—
Income tax credit recognised in statement of profit or loss	7,326	—

	Year ended December 31 2020	Year ended December 31 2019	Period ended December 31 2018
	£‘000	£‘000	£‘000
Loss before tax from continuing operations	(99,847)	(17,964)	(179)

Current corporation tax rate of 19%	(18,971)	(3,413)	(34)
Expenses not deductible for tax purposes	1,238	64	10
Research and development claim – prior year	(969)	—	—
Deferred tax asset not recognized	17,733	3,349	24
Tax credit	(969)	—	—